Long - Term Debt - Credit Facilities 6 (Details) - USD ($) $ in Thousands	8 Months Ended	12 Months Ended
	Sep. 10, 2018	Dec. 31, 2018	Dec. 19, 2018	Dec. 31, 2017	Dec. 31, 2016
Line of Credit Facility [Line Items]
Outstanding amount		$ 889,176
Amount drawn down		$ 8,125		$ 54,800	$ 0
$65.0 Million Hayfin Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of credit facility issuance date		Sep. 07, 2018
Line of credit facility maximum borrowing capacity		$ 65,000
Outstanding amount		$ 8,125
Line of Credit Facility, Expiration Date		Jul. 16, 2022
Line of Credit Facility, Frequency of Payments		each quarter end date
Line of Credit Facility, Interest Rate Description		LIBOR plus a margin
Loan margin percentage		5.50%
Unused Capacity, Commitment Fee Percentage		2.00%
Minimum cash balance requirement		$ 20,000
Debt Instrument, Restrictive Covenants		Any future tranche cannot exceed 65% of the charter free market value of the vessel to be acquired. The Company is required to have a minimum cash balance of $20,000, on a consolidated basis, on each test date, being March 31, June 30, September 30 and December 31 in each year.
Maximum Borrowing Capacity, Percentage of the charter free market value of the vessel		65.00%
$65.0 Million Hayfin Credit Facility [Member] | Initial Tranche [Member]
Line of Credit Facility [Line Items]
Amount drawn down	$ 8,125
$65.0 Million Hayfin Credit Facility [Member] | Per Facility Mortgaged Vessel [Member]
Line of Credit Facility [Line Items]
Minimum cash balance requirement		$ 500
$14.35 Million DVB Argos Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of credit facility issuance date		Nov. 14, 2018
Line of credit facility maximum borrowing capacity		$ 14,300
Repayments of Debt			$ 14,300